Restricted cash	12 Months Ended
Feb. 28, 2022
Restricted Cash Equivalents [Abstract]
Restricted cash [Text Block]

12. Restricted cash

On December 21, 2020, the Company completed a concurrent financing (Note 14). In connection with this financing, the funds were to remain in escrow with the escrow agent until the completion of the Change of Business among other conditions. Once the conditions were met, the funds were then provided to the Company for working capital and to fund future acquisitions. If the Company was unsuccessful in fulfilling these conditions, the funds were to be returned to the respective investors. Accordingly, these advances were presented as restricted cash during the year ended February 28, 2021.